SEGMENT REPORTING - Sales by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 61,352	$ 62,441	$ 68,275
Total Americas
Disclosure of geographical areas [line items]
Revenue from contracts with customers	23,644	24,305	26,245
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	9,184	8,440	8,886
Brazil
Disclosure of geographical areas [line items]
Revenue from contracts with customers	7,121	7,560	8,243
Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,164	3,414	3,485
Mexico
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,314	2,787	3,288
Argentina
Disclosure of geographical areas [line items]
Revenue from contracts with customers	897	1,099	1,233
Others
Disclosure of geographical areas [line items]
Revenue from contracts with customers	964	1,005	1,110
Total Europe
Disclosure of geographical areas [line items]
Revenue from contracts with customers	32,208	32,773	35,780
Germany
Disclosure of geographical areas [line items]
Revenue from contracts with customers	5,704	5,761	6,550
Poland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,412	4,443	4,466
France
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,052	4,194	4,611
Spain
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,719	3,751	3,981
Italy
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,655	2,809	2,608
Czech Republic
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,147	1,191	1,183
Turkey
Disclosure of geographical areas [line items]
Revenue from contracts with customers	957	929	1,119
United Kingdom
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,568	1,457	1,341
Belgium
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,474	1,675	2,061
Netherlands
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,219	1,273	1,445
Russia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	0	0	901
Romania
Disclosure of geographical areas [line items]
Revenue from contracts with customers	483	403	386
Ukraine
Disclosure of geographical areas [line items]
Revenue from contracts with customers	572	557	508
Others
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,246	4,330	4,620
Total Asia & Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	5,500	5,363	6,250
South Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,567	1,751	1,862
Morocco
Disclosure of geographical areas [line items]
Revenue from contracts with customers	955	808	745
Rest of Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	370	572	524
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,167	762	764
Kazakstan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	0	0	503
South Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	261	337	410
India
Disclosure of geographical areas [line items]
Revenue from contracts with customers	435	128	102
Rest of Asia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 745	$ 1,005	$ 1,340